Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases from the Company’s operations was as follows:

	As of December 31, 2024	As of December 31, 2023
Right-of-use assets	$300,664	$215,392
Lease liabilities, current	87,648	41,985
Lease liabilities, non-current	278,282	212,615
Total lease liabilities	$365,930	$254,600

Schedule of Maturity of Lease Liabilities

The following table presents maturity of lease liabilities as of December 31, 2024:

Twelve months ending December 31,	As of December 31, 2024
2025	$102,827
2026	106,534
2027	77,731
2028	49,337
2029	54,270
Thereafter	14,924
Total future minimum lease payments	405,623
Less: imputed interest	(39,693)
Total	$365,930